Time charters acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 21, 2015	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Fair value of the favorable time charter acquired					$ 20,000
Amortization of intangible assets	$ 5,267	$ 7,247	$ 7,268
Accumulated amortization	20,000	14,733
Above-market acquired time charter contract, net	0	5,267
Lena River
Finite-Lived Intangible Assets [Line Items]
Consideration for vessel and related time charter				$ 240,000
Amortization of intangible assets	$ 5,267	$ 7,247	$ 7,268